Annual Total Returns- Transamerica Unconstrained Bond (Retail Class) [BarChart] - Retail Class - Transamerica Unconstrained Bond - A	2015	2016	2017	2018	2019	2020
Total	(0.68%)	7.54%	6.12%	(3.39%)	8.42%	7.53%